Related Party Transactions	12 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note K: Related Party Transactions
Effective October 1, 2010, 2009 and 2008, we entered one-year financial advisory services agreements with Madison Park, LLC, a business and financial advisory firm wholly-owned by Phillip E. Cohen, the beneficial owner of all of our outstanding Class B Common Stock. Either party could terminate the agreements at any time on thirty days written notice, but neither party elected to do so. The agreements required Madison Park to provide advice on our business and long-term strategic plan, including acquisitions and strategic alliances, operating and strategic objectives, investor relations, relations with investment bankers and other members of the financial services industry, international business development and strategic investment opportunities, and financial matters. The monthly fee for the services was $400,000 in fiscal 2011, $300,000 in fiscal 2010 and $200,000 in fiscal 2009. Total payments to Madison Park were $4.8 million in fiscal 2011, $3.6 million in fiscal 2010 and $2.4 million in fiscal 2009.
Effective October 1, 2011, we entered into a new financial advisory services agreement with Madison Park with a one-year term that expires September 30, 2012. The terms of the agreement are substantially the same as those in the fiscal 2011 agreement described above, except the monthly fee is $500,000.
Prior to approval of the Madison Park agreement and pursuant to our Policy for Review and Evaluation of Related Party Transactions, the Audit Committee of our Board of Directors implemented measures designed to ensure that the advisory services agreement with Madison Park was considered, analyzed, negotiated and approved objectively. Those measures included the engagement of an independent financial advisory firm to counsel and advise the committee in the course of its consideration and evaluation of the Madison Park relationship and the proposed terms of the new advisory services agreement and the receipt of a fairness opinion with respect to the fee to be paid to Madison Park.
After consideration and discussion of a number of factors, the information and fairness opinion provided by its independent financial advisory firm, and the relationships and the interests of Mr. Cohen, the Audit Committee concluded that the advisory services agreement was fair to, and in the best interests of, the company and its stockholders and, on that basis, approved the engagement of Madison Park pursuant to the advisory services agreement.